Derivatives (Tables) - SUNLIGHT FINANCIAL LLC	12 Months Ended
Dec. 31, 2020
Derivative [Line Items]
Summary of derivative asset recorded at fair value

		December 31,
	Balance Sheet Location	2020	2019
Contract derivative	Other assets	$1,435	$—

	December 31,
	2020	2019
Contract derivative(a)	$59,770	$—
(a)	Represents the carrying value of Loans for the purchase and installation of home improvements other than residential solar energy systems held by Sunlight’s Bank Partner.

Summarizes income recorded in relation to derivatives

	For the Year Ended
	December 31,
	2020	2019
Change in fair value of contract derivative, net
Contract derivative	$1,435	$—
Realized gains on contract derivative, net
Contract derivative	103	—